Leases - Summary of Operating Lease, Liability (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Lease Payments [Abstract]
Cash paid for operating leases	¥ 33,028	¥ 28,847
Lease liabilities arising from obtaining right-of-use assets:	¥ 21,024	¥ 33,399